Consolidated Statements of Shareholders' (Deficit) Equity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance	$ 13,226	$ (14,798)
Stock-based compensation expense	1,386	3,588
Issuance of shares pursuant to vesting of restricted stock units, net of shares withheld for income taxes	(2)	(97)
Exercise of warrants value	434	12,155
Stock dividend	20
Redemption of preferred stock value	20
Net loss	(58,795)	(19,769)
Balance	(24,242)	13,226
Public Offerings
Statement [Line Items]
Issuance of common stock	17,802
Registered Direct Offerings
Statement [Line Items]
Issuance of common stock	1,707	30,946
Societal CDMO
Statement [Line Items]
Stock-based compensation expense		1,201
Common Stock
Statement [Line Items]
Balance	$ 1	$ 1
Balance, Shares	70,181	34,777
Issuance of shares pursuant to vesting of restricted stock units, net of shares withheld for income taxes, Shares	351	375
Conversion of preferred stock, shares	2,368	9,714
Exercise of warrants value	$ 1
Exercise of warrants, Shares	83,875	7,437
Balance	$ 16	$ 1
Balance, Shares	1,623,913	70,181
Common Stock | Public Offerings
Statement [Line Items]
Issuance of common stock	$ 14
Issuance of common stock, Shares	1,425,986
Common Stock | Registered Direct Offerings
Statement [Line Items]
Issuance of common stock, Shares	41,152	17,878
Preferred Stock
Statement [Line Items]
Balance	$ 0
Balance, Shares	8,289	0
Conversion of preferred stock, shares	(8,289)	(34,000)
Stock Dividend, shares	20,004
Redemption of preferred stock shares	(20,004)
Balance	$ 0	$ 0
Balance, Shares	0	8,289
Preferred Stock | Registered Direct Offerings
Statement [Line Items]
Issuance of common stock, Shares		42,289
Additional Paid in Capital
Statement [Line Items]
Balance	$ 145,314	$ 97,521
Stock-based compensation expense	1,386	3,588
Issuance of shares pursuant to vesting of restricted stock units, net of shares withheld for income taxes	(2)	(97)
Exercise of warrants value	433	12,155
Redemption of preferred stock value	20
Balance	166,646	145,314
Additional Paid in Capital | Public Offerings
Statement [Line Items]
Issuance of common stock	17,788
Additional Paid in Capital | Registered Direct Offerings
Statement [Line Items]
Issuance of common stock	1,707	30,946
Additional Paid in Capital | Societal CDMO
Statement [Line Items]
Stock-based compensation expense		1,201
Accumulated Deficit
Statement [Line Items]
Balance	(132,089)	(112,320)
Stock dividend	(20)
Net loss	(58,795)	(19,769)
Balance	$ (190,904)	$ (132,089)